FORM N-CSRS


INVESTMENT COMPANY ACT FILE NUMBER(S):                811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:     PRINCIPLED EQUITY
                                                      MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:               20 WILLIAM STREET
                                                      WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                CHRISTOPHER Y. WILLIAMS
                                                      5072 ANNUNCIATION CIRCLE
                                                      SUITE 317
                                                      AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                        (239) 304-1679

DATE OF FISCAL YEAR END:                              DECEMBER 31
DATE OF REPORTING PERIOD:                             JUNE 30, 2013


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi Annual Report that was transmitted to shareholders can be found below.

================================================================================






                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND


                      ===================================



                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                                20 William Street
                         Wellesley, Massachusetts 02481


                      ===================================

                               SEMI ANNUAL REPORT
                                  JUNE 30, 2013
                                   (UNAUDITED)






================================================================================

                          PRINCIPLED EQUITY MARKET FUND

  The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management be-lieves will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled
           Equity Market Fund and the Standard & Poor's 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE
JUNE 30, 2003           $10,000.00       $10,000.00
JUNE 30, 2004           $11,980.82       $11,910.99
JUNE 30, 2005           $12,550.73       $12,664.17
JUNE 30, 2006           $13,234.89       $13,757.06
JUNE 30, 2007           $15,717.51       $16,589.45
JUNE 30, 2008           $13,517.12       $14,412.90
JUNE 30, 2009           $ 9,952.62       $10,634.70
JUNE 30, 2010           $11,574.14       $12,169.24
JUNE 30, 2011           $14,868.86       $15,904.18
JUNE 30, 2012           $15,410.94       $16,770.64
JUNE 30, 2013           $18,740.51       $20,224.91



-------------------------------------------------------------------------------
                        Principled Equity Market Fund
                         Average Annual Total Return

===============================================================================
       Six             1 Year        3 Years           5              10
     Months*                                         Years          Years

     14.32%            21.61%         17.43%          6.75%         6.48%
-------------------------------------------------------------------------------
                Standard and Poor's Corporation 500 Stock Index

     13.82%            20.60%         18.45%          7.01%         7.30%

===============================================================================

-------------------------------------------------------------------------------
* Not annualized for the period from December 31, 2012 to June 30, 2013.

The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
-------------------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2013
                                   (Unaudited)




Assets:
Investments in securities, at fair value (cost $20,883,351
 see Schedule of Investments, Notes 1, 2, 3 & 7)...............    $36,255,690
Cash  .........................................................         91,001
Dividends and interest receivable..............................         32,078
Prepaid Expenses...............................................         11,606
                                                                   ------------
     Total assets..............................................     36,390,375
                                                                   ------------

Liabilities:
Accrued expenses and other liabilities (Notes 4 & 5)...........         91,050
                                                                   ------------
     Total liabilities.........................................         91,050
                                                                   ------------

Net assets.....................................................    $36,299,325
                                                                   ============

Analysis of Net Assets:
Capital stock  (2,750,000 shares authorized at no par value,
 amount paid in on 1,840,487 shares outstanding) (Note 1)......     20,569,881
Accumulated undistributed net investment income (Note 1).......        194,456
Accumulated realized loss from security transactions (Note 1)..        162,649
Net unrealized appreciation in value of investments............     15,372,339
                                                                   ------------
     Net assets (equivalent to $19.72 per share, based on
      1,840,487 capital shares outstanding)....................    $36,299,325
                                                                   ============



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2013
                                   (Unaudited)




Investment Income:
 Dividends (net of foreign withholding taxes of $0)............    $   353,696
 Other income..................................................            288
                                                                   ------------
     Total income..............................................        353,984
                                                                   ------------

Expenses:
 Management fees, net (Note 4).................................         43,037
 Legal fees....................................................         22,191
 Administration fees (Note 5)..................................         17,259
 Transfer fees (Note 5)........................................         15,410
 Insurance expenses............................................         13,411
 Audit and accounting fees (Note 5)............................         12,204
 Custodian fees................................................         11,909
 Trustees' fees and expenses...................................          9,863
 Marketing expenses............................................          9,048
 Compliance expenses...........................................          4,800
 Other expenses................................................         20,097
                                                                   ------------
     Total expenses............................................        179,229
                                                                   ------------

Net investment income..........................................        174,755
                                                                   ------------

Realized and unrealized gain from investments:
  Realized gain on investments-net.............................        233,342
  Increase in net unrealized appreciation in investments.......      4,143,409
                                                                   ------------
     Net realized and unrealized gain from investments.........      4,376,751
                                                                   ------------

Net increase in net assets resulting from operations...........    $ 4,551,506
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS



                                                     Period Ended    Year Ended
                                                    June 30, 2013   December 31,
                                                     (Unaudited)        2012
                                                   --------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income...........................   $  174,755      $  384,062
 Realized gain on investments, net...............      233,342         657,423
 Net unrealized appreciation (depreciation) on
  investments......................................  4,143,409       3,364,048
                                                   --------------  -------------
     Net increase in net assets resulting
      from operations............................    4,551,506       4,405,533
                                                   --------------  -------------
Distributions to shareholders:
 From net investment income
 ($0.21per share in 2012)........................           --       (372,603)
 From net realized gain on investments
 ($0.28 per share in 2012).......................           --
                                                                     (518,010)
                                                   --------------  -------------
     Total distributions to shareholders.........           --       (890,613)
                                                   --------------  -------------

From capital share transactions:
                              Number of Shares
                              2013        2012
                            ---------- -----------
 Proceeds from sale of
  shares..................       --          --             --              --
 Shares issued to share-
  holders in distributions
  reinvested..............       --      23,632             --         405,047

 Cost of shares redeemed..    (722)     (96,056)       (13,159)     (1,593,909)
                            ---------- ----------- --------------  -------------
 Decrease in net
  assets resulting from
  capital share
  transactions............    (722)    (72,424)        (13,159)     (1,188,862)
                            ---------- ----------- --------------  -------------
Net increase (decrease) in net assets............    4,538,347       2,326,058
Net assets:
  Beginning of period............................   31,760,978      29,434,920
                                                   --------------  -------------
  End of period (including undistributed net
   investment income of $194,456 and $19,702,
   respectively).................................  $36,299,325      $31,760,978
                                                   ==============  =============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
        (for a share of capital stock outstanding throughout each period)



                               Period      Year Ended  Year Ended  Year Ended   Year Ended
                               Ended       December    December    December     December
                               June 30,    31, 2012    31, 2011    31, 2010     31, 2009
                               2013
                              (Unaudited)


Investment income............  $ 0.19      $ 0.40      $ 0.30      $ 0.29       $ 0.26
Expenses, net................    0.10        0.19        0.19        0.15         0.11
                               ----------  ----------  ----------  ----------   ----------
Net investment income .......    0.09        0.21        0.11        0.14         0.15
Net realized and unrealized
gain (loss) on investments...    2.38        2.15       (0.07)       2.01         2.73
Total from investment
 operations..................    2.47        2.36        0.04        2.15         2.88

Distributions to shareholders:
 From net investment income.     --          0.21        0.12        0.14         0.15
From net realized gain
   on investments........        --          0.28        --          --           --
                               ----------  ----------  ----------  ----------   ----------
Net increase (decrease) in
 net asset value.............    2.47        1.87       (0.08)       2.01         2.73
Net asset value:

  Beginning of period........   17.25       15.38       15.46       13.45        10.72
                               ----------  ----------  ----------  ----------   ----------
  End of period..............  $19.72      $17.25      $15.38      $15.46       $13.45
                               ==========  ==========  ==========  ==========   ==========

Total Return.................   14.32%      15.37%       0.27%      15.98%       26.90%
Net assets, end of period.... $36,299,325 $31,760,978 $29,434,920 $29,859,876  $28,363,385
Ratio of expenses
   to average net assets.....    1.02%       1.08%       1.20%       1.02%        0.91%
Ratio of net investment
   income to average net
    assets....................   0.99%       1.23%       0.74%       0.98%        1.31%
Portfolio turnover...........    0.02        0.03        0.08        0.02         0.16
Average commission rate paid.    0.0128      0.0120      0.0090      0.0109       0.0143
Number of shares outstanding
 at end of period............. 1,840,487   1,841,209   1,913,633   1,931,759   2,109,434




   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                       (Showing Percentage of Net Assets)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
COMMON STOCK - 99.88%
          CONSUMER DISCRETIONARY -- 12.71%
             Auto Components Industry -- 0.22%
    2,200    Johnson Controls Incorporated..................        78,738
                                                               ---------------


             Automobiles Industry -- 0.79%
   10,100    Ford Motor Company.............................       156,247
    2,400    Harley-Davidson Incorporated...................       131,568
                                                               ---------------
                                                                   287,815
                                                               ---------------

             Distributors Industry -- 0.74%
    3,423    Genuine Parts Company..........................       267,234
                                                               ---------------


             Household Durables Industry -- 0.42%
    1,200    D.R. Horton Incorporated.......................        25,536
      982    Newell Rubbermaid Incorporated.................        25,777
    1,300    Stanley Black Decker Incorporated .............       100,490
                                                               ---------------
                                                                   151,803
                                                               ---------------

             Hotels Restaurants & Leisure Industry -- 1.98%
      700    Darden Restaurants Incorporated................        35,336
    4,200    McDonalds Corporation..........................       415,800
    2,800    Starbucks Corporation..........................       183,428
    1,200    Yum! Brand Incorporated........................        83,208
                                                               ---------------
                                                                   717,772
                                                               ---------------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Internet & Catalog Retail Industry -- 0.45%
      200    Priceline.com Incorporated.....................     165,334
                                                             ---------------


             Media Industry -- 2.95%
    9,050    Comcast Corporation Class A....................     377,838
    2,800    DirecTV Group Incorporated*....................     172,592
    1,500    Gannett Incorporated...........................      36,690
    2,000    Mcgraw Hill Financial Incorporated.............     106,380
    2,400    Omnicom Group..................................     150,888
    2,000    Time Warner Cable Class A......................     224,960
                                                             ---------------
                                                               1,069,348
                                                             ---------------

             Multiline Retail Industry -- 1.03%
      800    Kohls Corporation..............................      40,408
    3,500    Macy's Group Incorporated .....................     168,000
    2,400    Target Corporation.............................     165,264
                                                             ---------------
                                                                 373,672
                                                             ---------------

             Specialty Retail Industry -- 3.58%
    2,100    American Eagle Outfitters Incorporated.........      38,346
    3,100    AutoNation Incorporated*.......................     134,509
      975    Best Buy.......................................      26,647
      100    Foot Locker Incorporated.......................       3,513
    6,182    Home Depot Incorporated........................     478,920
    1,300    L Brands Incorporated..........................      64,025
    7,002    Lowe's Companies Incorporated..................     286,382
    1,000    Office Depot Incorporated*.....................       3,870


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Specialty Retail Industry (Continued)
    1,950    Staples Incorporated...........................      30,946
    3,000    TJX Companies Incorporated.....................     150,180
    1,100    Tiffany & Company..............................      80,124
                                                             ---------------
                                                                1,297,462
                                                             ---------------

             Textiles Apparel & Luxury Goods Industry --
             0.55%
      800    Coach Incorporated.............................      45,672
    2,400    Nike Incorporated..............................     152,832
                                                             ---------------
                                                                 198,504
                                                             ---------------

             CONSUMER DISCRETIONARY TOTAL...................   4,607,682
                                                             ---------------


          CONSUMER STAPLES -- 10.81%
             Beverages Industry -- 2.87%
   14,000    Coca Cola Company..............................     561,540
    2,000    Coca Cola Enterprises..........................      70,320
    5,000    Pepsico Incorporated...........................     408,950
                                                             ---------------
                                                               1,040,810
                                                             ---------------

             Food & Staples Retailing Industry -- 2.94%
    5,000    CVS/Caremark Corporation.......................     285,900
    1,700    Costco Wholesale Corporation...................     187,969
    1,800    Safeway Incorporated...........................      42,588
    6,800    Sysco Corporation..............................     232,288
    5,800    Walgreen Company...............................     256,360
    1,200    Whole Foods Market Incorporated................      61,776
                                                             ---------------
                                                               1,066,881
                                                             ---------------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Food Products Industry -- 3.01%
    1,100    Campbell Soup Company..........................      49,269
    7,400    General Mills Incorporated.....................     359,122
      400    Green Mountain Coffee Roaster*.................      30,088
    3,100    Kellogg Company................................     199,113
    5,100    The Hershey Company............................     455,328
                                                             ---------------
                                                               1,092,920
                                                             ---------------

             Household Products Industry -- 1.80%
    8,500    Procter & Gamble Company.......................     654,415
                                                             ---------------


             Personal Products Industry -- 0.19%
    3,300    Avon Products Incorporated.....................      69,399
                                                             ---------------


             CONSUMER STAPLES TOTAL.........................   3,924,425
                                                             ---------------


          ENERGY -- 10.51%
             Energy Equipment & Services Industry --
             2.75%
    1,900    Cameron International Corporation*.............     116,204
    1,800    ERA Group Incorporated.........................      47,070
    1,500    Ensco PLC Class A..............................      87,180
      700    FMC Technologies Incorporated*.................      38,976
    5,666    Halliburton Company............................     236,385
    2,800    Nabors Industries Limited*.....................      42,868
    2,390    National Oilwell Varco Incorporated............     164,671


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Energy Equipment & Services Industry
             (Continued)
      900    Noble Corporation Baar.........................      33,822
    2,400    Rowan Companies Incorporated*..................      81,768
    1,800    Seacor Holdings Incorporated...................     149,490
                                                             ---------------
                                                                 998,434
                                                             ---------------

             Oil Gas & Consumable Fuels Industry -- 7.76%
    3,100    Anadarko Petroleum Corporation.................     266,383
    2,144    Apache Corporation.............................     179,732
      400    Cabot Oil & Gas Corporation....................      28,408
    3,400    Chesapeake Energy..............................      69,292
      612    Cimarex Energy Company.........................      39,774
    2,201    Devon Energy Corporation.......................     114,188
    1,696    EOG Resources..................................     223,329
      600    EQT Corporation................................      47,622
    2,100    Hess Corporation...............................     139,629
      700    Hollyfrontier Corporation......................      29,946
    4,107    Kinder Morgan..................................     156,682
    6,000    Marathon Oil Company...........................     207,480
    3,000    Marathon Petroleum Corporation.................     213,180
    2,400    Murphy Oil Corporation.........................     146,136
      900    Newfield Exploration Company*..................      21,501
    2,600    Noble Energy Incorporated......................     156,104
    2,000    Peabody Energy Corporation.....................      29,280
    1,100    Pioneer Natural................................     159,225
    1,700    Range Resources Corporation....................     131,444
    3,100    Southwestern Energy Company*...................     113,243


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Oil Gas & Consumable Fuels Industry
             (Continued)
    6,300    Spectra Energy.................................     217,098
    3,900    Williams Companies Incorporated................     126,633
                                                             ---------------
                                                               2,816,309
                                                             ---------------

             ENERGY TOTAL...................................   3,814,743
                                                             ---------------


          FINANCIALS -- 15.91%
             Capital Markets Industry -- 3.34%
    1,560    Ameriprise Financial Incorporated..............     126,173
    6,430    Bank of New York Mellon Corporation............     180,362
      315    Blackrock Incorporated.........................      80,908
      600    Franklin Resources Incorporated................      81,612
    1,700    Goldman Sachs Group............................     257,125
      900    Janus Capital Group Incorporated...............       7,659
    5,540    Morgan Stanley.................................     135,342
    1,100    Northern Trust.................................      63,690
       87    Piper Jaffray Companies*.......................       2,750
      800    Price T Rowe Group Incorporated................      58,560
    5,650    Schwab (Charles) Corporation...................     119,949
    1,500    State Street Corporation.......................      97,815
                                                             ---------------
                                                               1,211,945
                                                             ---------------

             Commercial Banks Industry -- 3.60%
    3,900    BB&T Corporation...............................     132,132
    1,100    Comerica Incorporated..........................      43,813
    6,100    Fifth Third Bankcorp...........................     110,105
      600    Keycorp........................................       6,624


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Commercial Banks Industry (Continued)
    1,100    M & T Bank Corporation.........................     122,925
    4,742    PNC Financial Services Group...................     345,786
    2,200    Suntrust Banks.................................      69,454
    1,300    Synovus Financial Corporation..................       3,796
   13,051    US Bankcorp....................................     471,794
                                                             ---------------
                                                               1,306,429
                                                             ---------------

             Consumer Finance Industry -- 2.13%
    7,600    American Express Company.......................     568,176
    4,320    Discover Financial Services....................     205,805
                                                             ---------------
                                                                 773,981
                                                             ---------------

             Diversified Financial Services Industry --
             1.43%
    1,000    CME Group Incorporated.........................      75,950
    9,000    Citigroup Incorporated.........................     431,730
    2,900    Federal Home Loan Mortgage Association*........       3,915
    5,500    Federal National Mortgage Association*.........       7,755
                                                             ---------------
                                                                 519,350
                                                             ---------------

             Insurance Industry -- 4.35%
    2,000    AFLAC Incorporated.............................     116,240
      850    Ace Limited....................................      76,058
    2,900    Allstate Corporation...........................     139,548
    1,800    Chubb Corporation..............................     152,370
      661    Cincinnati Financial...........................      30,353
    1,000    Erie Indemnity Company Class A.................      79,690
    1,400    Hartford Financial Services Group..............      43,288
    2,008    Lincoln National Corporation...................      73,232


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Insurance Industry (Continued)
      600    MBIA Incorporated*.............................       7,986
    1,500    MGIC Investment Corporation*...................       9,105
    2,400    Marsh and Mclennan Companies...................      95,808
    2,500    MetLife Incorporated...........................     114,400
    5,400    Progressive Corporation........................     137,268
    1,900    Prudential Financial...........................     138,757
      800    Renaissancere Holdings Limited.................      69,432
    3,213    The Travelers Companies Incorporated...........     256,783
    1,300    Unum Group.....................................      38,181
                                                             ---------------
                                                               1,578,499
                                                             ---------------

             Real Estate Investment Trusts (REITs)
             Industry -- 1.06%
    1,700    Plum Creek Timber Company......................      79,339
    2,100    ProLogis Incorporated REIT.....................      79,212
    1,435    Simon Property Group Incorporated..............     226,615
                                                             ---------------
                                                                 385,166
                                                             ---------------

             FINANCIALS TOTAL...............................   5,775,370
                                                             ---------------


          HEALTH CARE -- 12.31%
             Biotechnology Industry -- 4.21%
    5,872    Amgen Incorporated.............................     579,331
    1,474    Biogen Idec Incorporated*......................     317,205
   11,102    Gilead Sciences Incorporated*..................     569,200
      277    Regeneron Pharmaceuticals*.....................      62,292
                                                             ---------------
                                                               1,528,028
                                                             ---------------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Health Care Equipment & Supplies Industry
             -- 1.46%
    1,400    Carefusion Corporation*........................      51,590
    2,100    Hill Rom Holdings Incorporated.................      70,728
    7,905    Medtronic Incorporated.........................     406,870
                                                             ---------------
                                                                 529,188
                                                             ---------------

             Health Care Providers & Services Industry
             -- 3.55%
    4,200    Amerisourcebergen Corporation..................     234,486
    2,800    Cardinal Health Incorporated...................     132,160
    5,945    Express Scripts Holdings Company*..............     367,044
    2,500    McKesson Corporation...........................     286,250
    4,400    Quest Diagnostics Incorporated.................     266,772
                                                             ---------------
                                                               1,286,712
                                                             ---------------

             Pharmaceuticals Industry -- 3.09%
   12,200    Abbott Laboratories............................     425,536
   12,200    Abbvie Incorporated............................     504,348
    2,300    Allergan Incorporated..........................     193,752
                                                             ---------------
                                                               1,123,636
                                                             ---------------

             HEALTH CARE TOTAL..............................   4,467,564
                                                             ---------------


          INDUSTRIAL -- 9.55%
             Air Freight & Logistics Industry -- 1.89%
    1,600    Fedex Corporation..............................     157,728
    6,100    United Parcel Service..........................     527,528
                                                             ---------------
                                                                 685,256
                                                             ---------------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Airlines Industry -- 0.14%
    4,050    Southwest Airlines Company.....................      52,204
                                                             ---------------


             Commercial Services & Supplies Industry --
             0.67%
    1,700    Deluxe Corporation.............................      58,905
    5,000    Pitney Bowes Incorporated......................      73,400
    3,300    Republic Services Group........................     112,002
                                                             ---------------
                                                                 244,307
                                                             ---------------

             Electrical Equipment Industry -- 0.88%
    4,200    Emerson Electric Company.......................     229,068
    1,100    Rockwell Automation Incorporated...............      91,454
                                                             ---------------
                                                                 320,522
                                                             ---------------

             Industrial Conglomerates Industry -- 1.12%
    3,700    3M Company.....................................     404,595
                                                             ---------------


             Machinery Industry -- 2.13%
    1,100    Cummins Incorporated...........................     119,306
    2,500    Deere and Company..............................     203,125
    1,587    Flowserve Corporation..........................      85,714
    3,600    Illinois Tool Works Incorporated...............     249,012
       48    Kadant Incorporated*...........................       1,448
    1,800    Paccar Incorporated............................      96,588
      200    Snap On Incorporated...........................      17,876
                                                             ---------------
                                                                 773,069
                                                             ---------------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Road & Rail Industry -- 2.23%
    7,200    CSX Corporation................................     166,968
    2,900    Norfolk Southern Corporation...................     210,685
    2,800    Union Pacific Corporation......................     431,984
                                                             ---------------
                                                                 809,637
                                                             ---------------

             Trading Companies & Distributors Industry
             -- 0.49%
      472    United Rentals*................................      23,558
      617    WW Grainger Incorporated.......................     155,595
                                                             ---------------
                                                                 179,153
                                                             ---------------

             INDUSTRIAL TOTAL...............................   3,468,743
                                                             ---------------


          INFORMATION TECHNOLOGY -- 17.57%
             Communications Equipment Industry -- 2.64%
   18,300    Cisco Systems Incorporated.....................     445,422
      587    JDS Uniphase*..................................       8,447
    2,200    Juniper Networks*..............................      42,482
    1,185    Motorola Solutions Incorporated................      68,410
    6,400    Qualcomm Incorporated..........................     390,976
    1,400    Tellabs Incorporated...........................       2,772
                                                             ---------------
                                                                 958,509
                                                             ---------------
* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Computers & Peripherals Industry -- 4.19%
    2,512    Apple Incorporated.............................     996,083
    6,900    Dell Incorporated..............................      91,977
    7,400    EMC Corporation*...............................     174,788
    4,300    Hewlett Packard Company........................     106,640
      900    Lexmark International..........................      27,513
    1,500    Netapp Incorporated*...........................      56,670
      600    Qlogic Corporation*............................       5,736
    1,000    Western Digital................................      62,090
                                                             ---------------
                                                               1,521,497
                                                             ---------------

             Electronic Equipment Instruments &
             Components Industry -- 0.22%
    1,800    Ingram Micro Incorporated*.....................      34,182
    1,625    Molex Incorporated.............................      47,677
                                                             ---------------
                                                                  81,859
                                                             ---------------

             Internet Software & Services Industry --
             2.42%
    3,400    EBay Incorporated*.............................     175,848
      800    Google Incorporated Class A*...................     704,296
                                                             ---------------
                                                                 880,144
                                                             ---------------

             IT Services Industry -- 3.18%
    1,480    Accenture Limited..............................     106,501
    3,600    Automatic Data Processing Incorporated.........     247,896
    1,200    Cognizant Tech Solutions Class A*..............      75,168
    2,600    Fidelity National Information Services.........     111,384
      600    Fiserv Incorporated*...........................      52,446
      300    MasterCard Corporation.........................     172,350


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             IT Services Industry (Continued)
    1,500    Paychex Incorporated...........................      54,765
      629    Total System Services Incorporated.............      15,398
    1,400    Visa Incorporated Class A......................     255,850
    3,685    Western Union Company..........................      63,050
                                                             ---------------
                                                               1,154,808
                                                             ---------------

             Semiconductors & Semiconductor Equipment
             Industry -- 3.07%
    1,800    Altera Corporation.............................      59,382
    2,200    Analog Devices Incorporated....................      99,132
    5,900    Applied Materials Incorporated.................      88,028
    1,800    Broadcom Corporation Class A...................      60,840
   17,400    Intel Corporation..............................     421,602
    1,000    KLA-Tencor Corporation.........................      55,730
    1,800    LSI Corporation*...............................      12,852
      450    Lam Research Corporation*......................      19,953
    2,200    Micron Technology Incorporated.................      31,526
    2,700    Nvidia Corporation.............................      37,908
    4,800    Texas Instruments..............................     167,280
    1,500    Xilinx Incorporated............................      59,415
                                                             ---------------
                                                               1,113,648
                                                             ---------------

             Software Industry -- 1.85%
    1,600    Adobe Systems Incorporated*....................      72,896
    2,550    CA Incorporated................................      72,981
      400    Citrix Systems Incorporated*...................      24,144
    3,000    Compuware Corporation*.........................      31,020
   12,329    Oracle Corporation.............................     378,624

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Software Industry (Continued)
    4,149    Symantec Corporation*..........................      93,269
                                                             ---------------
                                                                 672,934
                                                             ---------------

             INFORMATION TECHNOLOGY TOTAL...................   6,383,399
                                                             ---------------


          MATERIALS -- 3.05%
             Chemicals Industry -- 1.45%
      600    Airgas Incorporated............................      57,276
    3,000    Praxair Incorporated...........................     345,480
    2,300    The Mosaic Company.............................     123,763
                                                             ---------------
                                                                 526,519
                                                             ---------------

             Construction Materials Industry  -- 0.15%
    1,100    Vulcan Material Company........................      53,251
                                                             ---------------


             Containers & Packaging Industry -- 1.39%
    5,300    Aptargroup Incorporated........................     292,613
    1,800    Bemis Company Incorporated.....................      70,452
    1,450    Owens-Illinois Incorporated*...................      40,296
    4,200    Sealed Air Corporation.........................     100,590
                                                             ---------------
                                                                 503,951
                                                             ---------------

             Metals & Mining Industry -- 0.06%
    1,259    Cliffs Natural Resources Incorporated..........      20,459
                                                             ---------------


             MATERIALS TOTAL................................   1,104,180
                                                             ---------------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
          TELECOMMUNICATION SERVICES -- 4.09%
             Diversified Telecommunication Services
             Industry -- 3.77%
   19,790    A T & T Corporation............................     700,566
      874    Centurylink Incorporated.......................      30,896
    2,256    Frontier Communications Corporation............       9,137
   12,500    Verizon Communications.........................     629,250
                                                             ---------------
                                                               1,369,849
                                                             ---------------

             Wireless Telecommunication Services
             Industry -- 0.32%
    1,600    American Tower Corporation.....................     117,072
                                                             ---------------


             TELECOMMUNICATION SERVICES TOTAL...............   1,486,921
                                                             ---------------


          UTILITIES -- 3.37%
             Gas Utilities Industry -- 1.68%
    5,900    Atmos Energy Corporation.......................     242,254
    4,300    UGI Corporation................................     168,173
    4,600    WGL Holdings...................................     198,812
                                                             ---------------
                                                                 609,239
                                                             ---------------

             Electric Utilities Industry -- 0.77%
    6,691    Northeast Utilities............................     281,164
                                                             ---------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Multi-Utilities Industry -- 0.31%
    4,800    CenterPoint Energy Incorporated................     112,752
                                                             ---------------


             Water Utilities Industry -- 0.61%
    5,324    American Water Works Company...................     219,508
                                                             ---------------


             UTILITIES TOTAL................................   1,222,663
                                                             ---------------



             Total common stocks (cost $20,883,351) ........  36,255,690
                                                             ---------------


stocktickerCASH & OTHER ASSETS, LESS LIABILITIES -- 0.12%.        43,635
                                                             ---------------


Total Net Assets..........................................   $36,299,325
                                                            ================

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2013
                                   (Unaudited)



1. Significant Accounting Policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
   B. Investment Securities-- For financial reporting purposes, the Trust's investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern, and includes trades executed through the end of the prior business day. All investments in securities are recorded at their estimated fair value, as described in Note 2. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings.
   C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
     Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
     The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust's tax positions, and has

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

     concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011) or expected to be taken in the Trust's 2012 tax returns.
     The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense. No such interest and penalties have been accrued as of June 30, 2013.
   D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   E. Distributions to Shareholders-- Dividends to shareholders from net investment income, if any, and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax require-ments. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
2. Securities Valuations:
   As described in Note 1, the Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
        Level 1--Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access. Level 2--Other significant observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3--Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Trust's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and would be based on the best information available.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
   The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

   cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

   Fair Value Measurements
   A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows. Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price or, if unavailable, the known current bid price which most nearly represents current market value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
   The following table summarizes the inputs used to value the Trust's investments measured at fair value as of June 30, 2013:


                                Level 1      Level 2     Level 3     Total

   Common Stocks
       Consumer
        Discretionary        $ 4,607,682      $--        $--        $ 4,607,682
       Consumer Staples        3,924,425       --         --          3,924,425
       Energy                  3,814,743       --         --          3,814,743
       Financials              5,775,370       --         --          5,775,370
       Health Care             4,467,564       --         --          4,467,564
       Industrial              3,468,743       --         --          3,468,743
       Information
        Technology             6,383,399       --         --          6,383,399
       Materials               1,104,180       --         --          1,104,180
       Telecommunication
         Services              1,486,921       --         --          1,486,921
       Utilities               1,222,663       --         --          1,222,663
                             -------------  ---------  --------     -----------
   Total Common Stocks        $36,255,690     $--        $--        $36,255,690
                             =============  =========  ========     ============

3. Tax Basis of Investments:
   At June 30, 2013 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of losses on wash sales that occurred during 2010 and 2012. The federal income tax basis of the Trust's investments at June 30, 2013 was $20,886,162. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $16,756,295. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,386,767.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)


   Net unrealized appreciation in investments for tax purposes at June 30, 2013 was $15,369,528. The Trust had post-October capital losses of $99,197 for the year ended December 31, 2012. The Trust also has $504 and $2,307 in disallowed losses due to wash sales during 2010 and 2012, respectively. These disallowed losses were added to the tax cost basis of the securities that were repurchased. These losses will be used to offset future gains on these securities.
4. Investment Advisory and Sub-Advisory Agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.

   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the six months ended June 30, 2013, the Trust incurred investment advisory fees of $17,215 from F.L. Putnam, and $25,822 from PanAgora.
   F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On dateYear2002Day15Month3March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.
   At June 30, 2013, investment advisory fees of $20,823 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $8,329 was due to F.L. Putnam and $12,494 was due to PanAgora.
5. Independent Registered Public Accountant, Administration and Transfer Agent
   Services:
   Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the year ended December 31, 2012, the Trust incurred fees of $24,750 for audit and tax preparation. At June 30, 2013, audit and accounting fees of $13,209 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
   The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative and fund accounting services. Fees for these services were $29,750. At June 30, 2013, administrative and fund accounting fees of $2,765 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)

   The Trust has entered into an agreement with DST Systems, Incorporated for transfer agent and dividend disbursing agent services. Annual fees for these services are $25,000 with additional amounts for out-of-pocket expenses. At June 30, 2013, transfer fees of $5,306 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
6. Related Parties:
   David W.C. Putnam, the President, Secretary and a Trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. No amounts were paid by the Trust for his services as President, Secretary and Trustee for the period ended June 30, 2013. Christopher Y. Williams, the Assistant Secretary and the Assistant Treasurer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator. No amounts were paid by the Trust for his services as Assistant Secretary and Assistant Treasurer for the period ended June 30, 2013.
7. Purchases and Sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2013 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................    $         --
       Other investments................................         757,950
                                                            ---------------
                                                            $    757,950
                                                            ===============

     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
        securities......................................    $         --
       Other investments................................         575,407
                                                            ---------------
                                                            $    575,407
                                                            ===============
8. Certain Transactions:
   It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares. During 2012, the Trust's weighted average discount per share between the cost of repurchase of the shares and the NAV applicable to such shares as of the date of the repurchase was 1.59%.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2013
                                   (Unaudited)
                                   (Continued)


9. Distribution to Shareholders:
   On December 3, 2012, a distribution of $0.49 per share was declared. The distribution was paid on December 27, 2012 to shareholders of record on December 24, 2012.
      The tax character of distributions paid during 2012 was as follows:

                                                       2012
  Distributions paid from:
     Ordinary income                               $ 372,603
     Long-term capital gain                          518,010
                                                   -----------
                                                   $ 890,613
                                                   ===========
10. Investment Restrictions:
   The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust's management believes will contribute to the achievement of the Trust's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal.
11. Subsequent Events:
   The Trust has evaluated the impact of all subsequent events on the Trust through August 1, 2013, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

   Supplemental Information
   ------------------------
VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolio is available without charge, upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the period ended June 30, 2011 is also available by calling collect 239-304-1679, or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available, without charge and upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

The Trust has adopted a Dividend Reinvestment Plan (the "Plan") that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, DST Systems ("DST"), in additional shares of the Trust. If you elect to receive your distributions in cash, you will receive them in cash paid by check mailed directly to you by the Plan Administrator.

The Trust's Plan provides that each shareholder of the Trust must affirmatively elect to participate in the Plan upon becoming a shareholder of the Trust. No action is required on the part of a registered stockholder to have their cash distribution reinvested in shares of the Trust. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of the Trust that you will receive will be determined as follows:

         The number of shares to be issued to a shareholder shall be based on the Net Asset Value per share of the Trust (the "Reinvestment NAV") on the payable date.

You may withdraw from the Plan at any time by giving written notice to the Plan Administrator at DST Systems, 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662 in accordance with such reasonable requirements as the Plan Administrator may agree upon.

The Plan Administrator maintains all common stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Shares in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to us. Any proxy you receive will include all shares you have received under the Plan.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax.

If you hold your shares with a brokerage firm that does not participate in the Plan, you may not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

There is no direct service charge to participants in the Plan; however, we reserve the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Trustees the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the SEC or any other regulatory authority, require us to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from DST at 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on October 2, 2012, the Board considered the re-approval for an annual period (through October, 2013) of the Trust's Investment Advisory Agreement (the "Management Agreement") with the Adviser, F.L. Putnam Investment Management Company, pursuant to which the Adviser provides the Trust with overall investment advisory and administrative services, and the Sub-Advisory Agreement with the Sub-Advisor, PanAgora Asset Management, pursuant to which the Sub-Advisor provides the Trust with investment advisory services.

Analysis of Nature, Extent and Quality of Services Provided to the Trust.

The Board members received a presentation from representatives of the Adviser and the Sub-Advisor regarding services provided to the Trust and discussed the nature, extent and quality of the services provided to the Trust pursuant to its Management Agreement. The Adviser's representatives reviewed the Trust's permitted investments, its screening process to ensure that only permitted investments as described in the Trust's prospectus are held by the Trust, and a comparison of the Trust's investment performance to the S&P 500 Index and other relevant benchmarks. The Board members also considered the Adviser's and the Sub-Advisor's research and portfolio management capabilities and their administrative, accounting and compliance infrastructure. The Board also considered the Adviser's and Sub-Advisor's brokerage policies and practices and the standards applied in seeking best execution, and their code of ethics and compliance policies and practices.

Comparative Analysis of the Trust's Performance and Investment Advisory Fee and Expense Ratio.

The Board members reviewed the Trust's performance and comparisons to the S&P 500 Index and to certain other funds which have similar exclusionary criteria with respect to permitted investments. The Board members noted that the Trust's total return performance for the year-to-date was comparable to the relevant Index, notwithstanding the exclusionary criteria which limits the Trust's universe of potential investments. The Board members also discussed the Trust's investment advisory fee and expense ratio and reviewed the range of investment advisory fees and expense ratios as compared to a comparable group of Trusts (the "Expense Group") and a broader group of Trusts (the "Expense Universe"). The Board members noted that the actual and contractual investment advisory fees and total expense ratio of the Trust were competitive with the Expense Group medians.

Representatives of the Adviser reviewed with the Board members the investment advisory fees paid by other accounts managed by the Adviser and the Sub-Advisor with similar investment objectives, policies and strategies as the Trust (the "Similar Accounts"). The Adviser's representatives explained the nature of the Similar Accounts and the differences in providing services to such Similar Accounts as compared to managing and providing services to the Trust. Representatives of the Adviser and the Sub-Advisor noted that they do not manage other trusts with similar investment objectives, policies and strategies as the Trust. The Board also considered advisory and administrative fee information from other similar funds provided by the Trust's Administrator. The Board analyzed the differences in fees paid to the Adviser and Sub-Advisor and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts and the other funds to evaluate the appropriateness and reasonableness of the Trust's investment advisory fee.

Analysis of Profitability and Economies of Scale.

The Adviser's representatives reviewed the dollar amount of expenses allocated and profit received by the Adviser and Sub-Advisor and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the Trust, and the extent to which economies of scale would be realized if the Trust grows and whether fee levels reflect these economies of scale for the benefit of Trust investors. The Board members also considered potential benefits to the Adviser and Sub-Advisor from acting as investment advisers to the Trust, including any soft dollar arrangements with respect to trading the Trust's investments.

It was noted that the Board members should consider the Adviser's profitability with respect to the Trust as part of their evaluation of whether the fee under the Management Agreement and Sub-Advisory Agreement bear a reasonable relationship to the range of services provided by the Adviser and Sub-Advisor, including the nature, extent and quality of such services. It was further noted that a discussion of economies of scale is predicated on increasing assets and that, if a Trust's assets had been decreasing, the possibility that the Adviser may have realized any economies of scale would be less.

At the conclusion of these discussions, the Board, including all of the members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the

Management Agreement and Sub-Advisory Agreement.

Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

o The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisor are adequate and appropriate.

o The Board noted the impact of the Trust's exclusionary investment criteria on the Trust's performance and its satisfaction with the Adviser's screening process for acceptable securities while emphasizing the need for continued diligence in that regard.

o The Board concluded that the fees paid by the Trust to the Adviser and the Sub-Advisor were reasonable in light of the services provided, comparative performance, expense and investment advisory fee information (including the fee waiver and expense reimbursement arrangement), costs of the services provided and profits to be realized and benefits derived or to be derived by the Adviser and Sub-Advisor from its relationship with the Trust.

o The Board determined that the economies of scale which may accrue to the Adviser and Sub-Advisor in connection with the management of the Trust had been adequately considered by them in connection with the investment advisory fee rate charged to the Trust, and that, to the extent in the future it were determined that material economies of scale had not been shared with the Trust, the Board would seek to have those economies of scale shared with the Trust.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Trust and its shareholders.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES





Name                        Positions(s)     Term of         Principal          Number of        Other
Address and                 Held with        Office and      Occupation(s)      Portfolios in    Directorships
Age                         Trust            Length of       During Past        Fund Complex     Held by
                                             Time Served     5 Years            Overseen by      Trustee
                                                                                Trustee
===============================================================================================================

HOWARD R. BUCKLEY
20 Appletree Drive         Non-Interested    13 Years        President, Chief   1                None
South Portland, ME 04106   Trustee           Served. Term    Executive Officer
Age 74                                       is for Life     and Director,
                                                             (Retired) Mercy
                                                             Health System of
                                                             Maine

===============================================================================================================

JAMES B. CRAVER
42 Miller Hill Road        Chief Compliance  2 Years         Attorney, James B.                  None
Dover, MA 02030                              Served.         Craver & Associates
Age

===============================================================================================================

SISTER ANNE MARY DONOVAN
447 Chestnut Hill Avenue   Non-Interested    13 Years        Treasurer,         1                None
Brookline, MA 02445        Trustee           Served. Term    Emmanuel College
Age 70                                       is for Life

===============================================================================================================

SISTER MARY GEORGE O'TOOLE
278 Whites Bridge Road     Non-Interested    1 Year          Vice President,    1                None
Standish, ME 04084         Trustee           Served. Term    (Retired), for
Age                                          is for Life     Sponsorship and
                                                             Mission Intergration
                                                             St. Joseph's College
                                                             Maine

===============================================================================================================

DAVID W.C. PUTNAM
90 Lake Avenue             Interested        16 Years        President,         1                None
Newton Center, MA 02459    Trustee,          Served. Term    F.L. Putnam
Age 72                     President &       is for Life     Securities Company
                           Secretary

===============================================================================================================

PATRICIA TOWER
26 Stonecleave Road        Non-Interested    1 Year          Director of        1                None
North Andover, MA 01845    Trustee           Served. Term    Finance, Sisters of
Age                                          is for Life     Notre Dame de Namur;
                                                             Asst. Treasurer,
                                                             Emmanuel College

===============================================================================================================

GEORGE A. VIOLIN, M.D., F.A.C.S.
16 Main Street             Interested        13 Years        Physician;         1                None
Dover, MA 02030            Trustee*          Served. Term    Principal,
Age 68                                       is for Life     Ambulatory Surgical
                                                             Centers of America,
                                                             L.L.L.C

===============================================================================================================

CHRISTOPHER Y. WILLIAMS
5072 Annunciation Circle   Asst.             16 Years        President,                          None
Ave Maria, FL 34142        Secretary &       Served.         Cardinal Investment
Age 48                     Asst.                             Services, Inc.
                           Treasurer
===============================================================================================================

REV. MR. JOEL M. ZIFF
344 Cambridge Road         Chairman &        13 Years        Partner,           1                None
Plymouth Meeting, PA 19462 Non-Interested    Served. Term    (Retired)
Age 80                     Trustee,          is for Life     Arthur Anderson
                           Chairman of Audit                 & Co.
                           Committee

===============================================================================================================

* Dr. Violin's son is currently employed by the Adviser


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                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
           470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210

                        ADMINISTRATOR AND FUND ACCOUNTANT
                   Cardinal Investment Services, Incorporated
                       5072 Annunciation Circle, Suite 317
                            Ave Maria, Florida 34142
                                 (239) 304-1679

                                    CUSTODIAN
                        State Street Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219


                                 TRANSFER AGENT
                                DST Systems, Inc.
                210 West 10th Street, Kansas City, Missouri 64105



This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

This information was filed with the Registrant's annual report on Form N-CSR. No waivers or amendments to the code of ethics were made during theperiod.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

This information was filed with the Registrant's annual report on Form
N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Sr. Mary George O'Toole, Patricia Tower and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust, which can include delegation of certain proxy voting decisions to the Trust's Chief Compliance Officer, subject to continuing oversight by the Board.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES


(a)(1) William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc. ("PanAgora"), has 36 years of investment management experience and has been with PanAgora since 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                RIC: 2 accounts; total AUM $46,414,164
                Pooled: 6 accounts; total AUM $1,408,858,961
                Other: 21 accounts; total AUM $2,505,275,241
        (iii) 2 accounts with a performance fee; total AUM $568,648,930
        (iv)  N/A

(a)(3)
All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4) None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2013          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JAN 1-31          --              --            --           90,063
FEB 1-28         722          $18.22            --           89,341
MAR 1-31          --              --            --           89,341
APR 1-30          --              --            --           89,341
MAY 1-31          --              --            --           89,341
JUN 1-30          --              --            --           89,341
TOTAL            722          $18.22           722           89,341


FOOTNOTES TO TABLE
(a) The Plan was announced by the Board on August 28, 2012 and reapproved by the Board on June 30, 2013.
(b) Share amount approved is equal to 5% of shares outstanding at December 31, 2011; or 95,680 shares
(c)  The expiration date of the plan is December 31, 2013
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications